Shareholder Report, Holdings (Details)_6 - Service Class I	Jun. 30, 2024
Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	65.50%
Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%